Leases - Summary of Maturity Analysis of Operating Lease Payments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Not later than one year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 79	$ 67
Later than one year and not later than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 31	$ 36